Segment reporting (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Segment Operating Revenue

Segment operating revenues:

	Millions of yen
Years Ended March 31	2015	2016	2017
Telecommunications business-
External customers	¥3,653,344	¥3,688,486	¥3,709,947
Intersegment	1,221	1,293	1,209

Subtotal	3,654,565	3,689,779	3,711,156
Smart life business-
External customers	427,707	491,234	486,547
Intersegment	15,613	12,895	15,371

Subtotal	443,320	504,129	501,918
Other businesses-
External customers	302,346	347,364	388,058
Intersegment	11,146	11,912	12,342

Subtotal	313,492	359,276	400,400

Segment total	4,411,377	4,553,184	4,613,474
Elimination	(27,980)	(26,100)	(28,922)

Consolidated	¥4,383,397	¥4,527,084	¥4,584,552

Schedule of Segment Operating Income (Loss)

Segment operating income (loss):

	Millions of yen
Years Ended March 31	2015	2016	2017
Segment operating income (loss)-
Telecommunications business	¥636,076	¥708,854	¥832,798
Smart life business	(2,394)	46,450	57,919
Other businesses	5,389	27,720	54,021

Consolidated operating income	639,071	783,024	944,738
Other income (expenses)	4,812	(5,003)	4,825

Income before income taxes and equity in net income (losses) of affiliates	¥643,883	¥778,021	¥949,563

Schedule of Segment Assets

Segment assets:

	Millions of yen
As of March 31	2015	2016	2017
Segment assets-
Telecommunications business	¥5,275,976	¥5,309,327	¥5,243,470
Smart life business	553,647	601,601	677,182
Other businesses	228,581	237,862	258,531

Segment total	6,058,204	6,148,790	6,179,183
Elimination	(1,875)	(1,988)	(1,381)

Corporate	1,090,011	1,067,312	1,275,272

Consolidated	¥7,146,340	¥7,214,114	¥7,453,074

Schedule of Other Significant Items

Other Significant items:

	Millions of yen
Years Ended March 31	2015	2016	2017
Depreciation and amortization-
Telecommunications business	¥614,821	¥592,073	¥418,669
Smart life business	24,594	16,892	16,190
Other businesses	20,372	16,969	17,482

Consolidated	¥659,787	¥625,934	¥452,341

	Millions of yen
Years Ended March 31	2015	2016	2017
Capital expenditures-
Telecommunications business	¥635,445	¥573,893	¥576,151
Smart life business	17,195	13,855	14,391
Other businesses	9,125	7,468	6,536

Consolidated	¥661,765	¥595,216	¥597,078

	Millions of yen
Years Ended March 31	2015	2016	2017
Point program expenses-
Telecommunications business	¥60,971	¥49,155	¥82,302
Smart life business	6,945	9,112	14,063
Other businesses	—	1	60

Segment total	67,916	58,268	96,425
Elimination	(211)	(436)	(2,134)

Consolidated	¥67,705	¥57,832	¥94,291

	Millions of yen
Years Ended March 31	2015	2016	2017
Impairment losses of goodwill and unamortizable intangible assets-
Telecommunications business	¥—	¥—	¥4,076
Smart life business	—	2,368	7,538
Other businesses	—	6,252	—

Consolidated	¥—	¥8,620	¥11,614

	Millions of yen
Years Ended March 31	2015	2016	2017
Impairment loss of long-lived assets-
Telecommunications business	¥—	¥1,684	¥—
Smart life business	30,161	7,186	—
Other businesses	—	193	591

Consolidated	¥30,161	¥9,063	¥591

Operating Revenues from Products and Services

Operating revenues from products and services were as follows:

	Millions of yen
Years ended March 31	2015	2016	2017
Telecommunications services	¥2,747,155	¥2,815,507	¥2,985,094
Mobile communications services revenues	2,736,649	2,767,591	2,843,962
— Voice revenues	883,844	849,440	875,203
— Packet communications revenues	1,852,805	1,918,151	1,968,759
Optical-fiber broadband service and other telecommunications services revenues	10,506	47,916	141,132
Equipment sales	904,089	860,486	719,161
Other operating revenues	732,153	851,091	880,297

Total operating revenues	¥4,383,397	¥4,527,084	¥4,584,552